ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Cycurion, Inc. (f/k/a KAE Holdings, Inc.; f/k/a Cyber Secure Solutions, Inc.)(the “Company”, “Cycurion”, “we”, “us” or “our”) was incorporated on October 12, 2017, in the state of Delaware. Through its subsidiaries, the Company provides premier information technology security solutions. The Company continually strives to deliver top-notch services in the areas of risk management, cybersecurity, information assurance, systems engineering and help desk solutions. The Company is headquartered in McLean, Virginia. On July 14, 2020, the Company changed its corporate name from KAE Holdings, Inc. to Cyber Secure Solutions, Inc., and, on February 24, 2021, to Cycurion, Inc.

The Company has two first-tier wholly-owned subsidiaries, Cycurion Sub, Inc. (formerly Cycurion, Inc., until February 14, 2025) and Cycurion Crypto Inc., a Delaware corporation formed in July 2025, and three indirectly wholly-owned second-tier subsidiaries: (i) Axxum Technologies LLC (“Axxum”), a Virginia limited liability company formed in December 2006, (ii) Cloudburst Security LLC (“Cloudburst”), a Virginia limited liability company formed in January 2007, and (iii) Cycurion Innovation, Inc., a Delaware corporation formed in September 2021 (“Cycurion Innovation”), in connection with our acquisition of assets from Sabres Security Ltd. (“Sabres”), a leading Israeli-based cyber security provider.

Business Combination

On February 14, 2025, the Company completed the business combination and transactions (the “Business Combination”) as set forth in an Agreement and Plan of Merger, dated November 21, 2022, as amended on April 26, 2024, December 31, 2024 and February 13, 2025 (the “Merger Agreement”), by and among Western Acquisition Ventures Corp. (“Western”), Western Acquisition Merger Inc., a Delaware corporation and a wholly-owned subsidiary of Western (“Merger Sub”), and Cycurion Sub, Inc., a Delaware corporation formerly known as Cycurion, Inc. (“Cycurion Sub”). As contemplated by the Merger Agreement, Merger Sub merged with and into Cycurion Sub with Cycurion Sub as surviving the merger as a wholly-owned subsidiary of Western. In addition, in connection with the consummation of the Business Combination, Western was renamed “Cycurion, Inc.”

As a result of the Business Combination, each common share of Cycurion Sub was cancelled and converted into shares of Company common stock, on the terms set forth in the Merger Agreement. Pursuant to the terms of the Merger Agreement, the aggregate number of shares of Company common stock that was delivered as consideration in the Business Combination was capped at 500,000 shares. Concurrently with the completion of the Business Combination, the Company issued an aggregate of 218,102 shares of common stock, 106,816 shares of Series A convertible preferred stock (“Class A Convertible Preferred Stock”), 3,000 shares of Series B convertible preferred stock (“Class B Convertible Preferred Stock”), 4,851 shares of Series C convertible preferred stock (“Class C Convertible Preferred Stock”), 6,666,666 shares of Series D convertible preferred stock (“Class D Convertible Preferred Stock”), 22,696 Series A warrants, 200,000 Series B warrants, 242,424 Series D warrants, 9,006 common stock warrants, 15,760 shares of common stock issued in connection with the Series D private placement, 16,667 shares of common stock issued to A.G.P./Alliance Global Partners (“A.G.P.”), 8,333 shares of common stock issued to Seward & Kissel LLP and 2,627 shares of common stock issued to Baker & Hostetler LLP.

The Business Combination has been accounted for as a reverse recapitalization in accordance with U.S. GAAP because Cycurion is the operating company and has been determined to be the accounting acquirer under Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”), while Western is a blank check company.

Under the reverse recapitalization model, the Business Combination was treated as Cycurion issuing equity for the net assets of Western, with no goodwill or intangible assets recorded.

While Western was the legal acquirer in the Business Combination, because Cycurion Sub, prior to the Business Combination, was deemed the accounting acquirer, the historical financial statements of Cycurion Sub became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements reflect (i) the historical operating results of Cycurion Sub prior to the Business Combination; (ii) the combined results of Western and Cycurion Sub following the closing of the Business Combination; (iii) the assets and liabilities of Cycurion Sub at their historical cost; and (iv) Cycurion’s equity structure for all periods presented.

In accordance with the applicable guidance, the equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock issued to Cycurion Sub common stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Cycurion Sub prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

Going Concern

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (“GAAP”) in the United States, which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. As of September 30, 2025, there was substantial doubt regarding the Company’s ability to continue as a going concern, as the Company had a net working capital deficit and an accumulated deficit resulting from substantial losses incurred during the three and nine months ended September 30, 2025 and from prior periods. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. As of September 30, 2025, the Company had an accumulated deficit of $21.8 million and a working capital deficit of $9.6 million. In addition, the Company had a net cash outflow of $8.8 million from operating activities during the nine months ended September 30, 2025. These circumstances continued to give rise to substantial doubt as to whether the Company will be able to continue as a going concern and did not alleviate the doubt outstanding from 2024.

Management’s plan is to continue improving operations to generate positive cash flows and register shares of its common stock in order to undertake a public offering to raise additional capital. Management believes that the valuation and liquidity brought by a public offering of its securities will allow holders of convertibles notes, and convertible preferred stockholders the mechanism to convert their securities into common stock that will reduce the Company’s overall leverage and debt service requirement. If the Company is not able to continue generating positive operating cash flows, and raise additional capital, there is the risk that the Company may become insolvent.

Nasdaq Communications

On August 21, 2025, the Company announced that we received formal notification on August 19, 2025 and August 20, 2025 from the Nasdaq Stock Market (“Nasdaq”) regarding its previous deficiencies. On August 19, 2025, Nasdaq determined that we comply with Nasdaq Listing Rule 5450(b)(1)(A), which requires a minimum of $10,000,000 in stockholders’ equity (“Equity Rule”), based on our Form 10-Q for the period ended June 30, 2025, evidencing stockholders’ equity of $10,448,853. Reference is made to the April 11, 2025 notification for failure to maintain a minimum market value of listed securities of $50,000,000 over the previous 30 consecutive business days as set forth in Listing Rule 5450(b)(2)(A) (“MVLS Rule”). As we are in compliance with the Equity Rule, Nasdaq notified us that the matter regarding the MVLS Rule is now closed. Additionally, on August 20, 2025, we received formal notification from Nasdaq, determining that for the last 10 consecutive business days, from August 5, 2025 to August 18, 2025, our market value of publicly held shares (“MVPHS”) has been $5,000,000 or greater set forth in Nasdaq Listing Rule 5450(b)(1)(C) (“MVPHS Rule”), and that we have regained compliance with the MVPHS Rule.

On October 14, 2025, we received written notice from the staff of Nasdaq Listing Qualifications (the “Staff”) that it has determined to commence proceedings to delist our common stock from the Nasdaq Global Market. As previously announced in a Current Report filed with the U.S. Securities and Exchange Commission (“SEC”), on April 15, 2025, the Staff notified the Company on April 9, 2025 that, for the prior 30 consecutive business days, the closing bid price of our common stock had been below the minimum of $1.00 per share required for continued listing on The Nasdaq Global Market under Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Rule”). The notification letter stated that we would be afforded 180 calendar days, or until October 6, 2025, to regain compliance. The Company did not regain compliance with the Bid Price Rule by October 6, 2025, and the listed security was subject to delisting from The Nasdaq Global Market.

On October 20, 2025, the Company submitted its request to the Nasdaq Global Market to appeal the Staff’s determination to a Hearings Panel (the “Panel”) pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series, which stayed the suspension of the Company’s securities and the filing of a Form 25-NSE with the SEC that would remove the Company’s shares of common stock from listing and registration on The Nasdaq Stock Market. The Company’s hearing was scheduled for November 20, 2025.

On November 11, 2025, the Company announced that it received a letter Nasdaq stating that Nasdaq has determined that the Company has regained compliance with Nasdaq’s Bid Price Rule requirement under Listing Rule 5450(a)(1). The Company is now in compliance with Nasdaq Global Market’s listing requirements. Additionally, Nasdaq confirmed that the previously scheduled hearing before the Nasdaq Hearings Panel on November 20, 2025 has been canceled. The Company’s securities will continue to be listed and traded on The Nasdaq Stock Market without interruption.

Reverse Stock Split

On October 27, 2025, the Company announced a one-for-thirty reverse stock split of the Company’s shares of common stock, par value $0.0001 per share (the “Reverse Stock Split”) that took effect with the commencement of business on October 27, 2025.

The Company effected the Reverse Stock Split by filing the Second Amendment to the Second Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware. The Company’s shares of common stock began trading on a split-adjusted basis on The Nasdaq Global Market, when the market opened on October 27, 2025, under the existing trading symbol “CYCU” and new CUSIP number 95758L305.

As a result of the Reverse Stock Split, every thirty of the Company’s issued shares of common stock was combined into one issued share of common stock, without any change to the par value per share and without any change in the total number of authorized shares of common stock. The number of outstanding shares of common stock was reduced from approximately 86,533,435 shares to approximately 2,884,447 shares. All disclosures affected in this report on Form 10-Q, including share counts and warrant counts have been retroactively adjusted to give effect to the Reverse Stock Split.

No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who otherwise held a fraction of a share of common stock of the Company will receive a cash payment (without interest and subject to withholding taxes, as applicable) in lieu thereof at a price equal to that fraction of a share to which the stockholder would otherwise be entitled, multiplied by the closing price of the Company’s shares on The Nasdaq Global Market on the trading day immediately preceding the effective date of the Reverse Stock Split.

Restricted Cash

In accordance with the trust agreement between Western and Equiniti Trust Company, LLC, dated January 11, 2022, the Company is permitted to withdraw interest from the trust account (the “Trust Account”) to pay its tax obligations, including federal income taxes and state franchise taxes. The balance of this withdrawal would be presented in restricted cash, but as of September 30, 2025 there are no amounts in restricted cash.

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Description of Business

Cycurion, Inc (f/k/a KAE Holdings, Inc.; f/k/a Cyber Secure Solutions, Inc.; the “Company” or “we”) was incorporated on October 12, 2017, in the state of Delaware. Through its subsidiaries, the Company provides premier information technology security solutions. The Company continually strives to deliver top-notch services in the areas of risk management, cybersecurity, information assurance, systems engineering and help desk solutions. The Company is headquartered in McLean, Virginia. On July 14, 2020, the Company changed its corporate name from KAE Holdings, Inc. to Cyber Secure Solutions, Inc., and, on February 24, 2021, to Cycurion, Inc.

On November 22, 2017, the Company acquired Axxum Technologies, LLC (“Axxum”), a limited liability company organized on December 29, 2006, in the Commonwealth of Virginia.

On April 3, 2019, the Company acquired Cloudburst Security, LLC (“Cloudburst”), a limited liability company organized on January 12, 2007, in the Commonwealth of Virginia.

Business Combination

On November 21, 2022, the Company and Western Acquisition Ventures Corp.(“WAVS”), among other parties, entered into an Agreement and Plan of Merger, such that the Company would become a wholly-owned subsidiary of WAVS. In connection therewith, WAVS filed a Registration Statement on Form S-4 with the Securities and Exchange Commission, which, upon its review, then issued certain comments.

WAVS has advised the Company that it expects that it will file an amendment to the Registration Statement and, on April 26, 2024, the parties amended and restated the Business Combination Agreement essentially to update the representations and warranties and to provide for the Omnibus Exchange Agreement whereby the holders of the Series A, B, C, and D preferred stock of Cycurion agree to exchange those shares for equivalent Series A, B, C, and D preferred stock of WAVS.

On February 14, 2025, the parties completed the Business Combination. As a result of the Business Combination, each ordinary share of Old Cycurion was cancelled and converted into shares of Company common stock, on the terms set forth in the Merger Agreement. Pursuant to the terms of the Merger Agreement, the aggregate number of shares of Company common stock that was delivered as consideration in the Business Combination was capped at 15,000,000 shares. Concurrently with the completion of the Business Combination, the Company issued an aggregate of 6,543,073 shares of common stock, 106,816 shares of Series A preferred stock (“Class A Convertible Preferred Stock”), 3,000 shares of Series B preferred stock (“Class B Convertible Preferred Stock”), 4,851 shares of Series C preferred stock (“Class C Convertible Preferred Stock”), 6,666,667 shares of Series D preferred stock (“Class D Convertible Preferred Stock”), 680,875 Series A warrants, 6,000,000 Series B warrants, 7,272,728 Series D warrants, 270,171 common stock warrants, 472,813 shares of common stock issued in connection with the Series D private placement, 500,000 shares of common stock issued to A.G.P./Alliance Global Partners (“A.G.P.”), 250,000 shares of common stock issued to Seward & Kissel LLP and 78,803 shares of common stock issued to Baker & Hostetler LLP.

Notwithstanding the legal form of the Business Combination pursuant to the Business Combination, the Business Combination has been accounted for as a reverse recapitalization in accordance with U.S. GAAP because Cycurion is the operating company and has been determined to be the accounting acquirer under Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”), while WAVS is a blank check company.

Under the reverse recapitalization model, the Business Combination was treated as Cycurion issuing equity for the net assets of WAVS, with no goodwill or intangible assets recorded.

While WAVS was the legal acquirer in the Business Combination, because Predecessor Cycurion was deemed the accounting acquirer, the historical financial statements of Predecessor Cycurion became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements reflect (i) the historical operating results of Predecessor Cycurion prior to the Business Combination; (ii) the combined results of WAVS and Predecessor Cycurion following the closing of the Business Combination; (iii) the assets and liabilities of Predecessor Cycurion at their historical cost; and (iv) the Company’s equity structure for all periods presented.  In connection with the consummation of the Business Combination, WAVS was renamed “Cycurion Inc,

In accordance with the applicable guidance, the equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock issued to Predecessor Cycurion common shareholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Predecessor Cycurion prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

Going Concern

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (“GAAP”) in the United States, which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. As of December 31, 2024, there was substantial doubt regarding the Company’s ability to continue as a going concern, as the Company had a net working capital deficit and an accumulated deficit resulting from substantial losses incurred during the year ended December 31, 2024 and from prior periods. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. As of December 31, 2024, the Company had an accumulated deficit of $3.2 million and a working capital deficit of $7.8 million. In addition, the Company had a net cash outflow of $1.4 million from operating activities during the year ended December 31, 2024. These circumstances continued to give rise to substantial doubt as to whether the Company will be able to continue as a going concern and did not alleviate the doubt outstanding from 2023.

Management’s plan is to continue improve operations to generate positive cash flows and register shares of its common stock in order to undertake a public offering to raise additional capital. Management believes that the valuation and liquidity brought by a public offering of its securities will allow holders of convertibles notes, and convertible preferred stockholders the mechanism to convert their securities into common stock that will reduce the Company’s overall leverage and debt service requirement. If the Company is not able to continue generating positive operating cash flows, and raise additional capital, there is the risk that the Company may become insolvent.

Restricted Cash

In accordance with the Trust agreement, the Company is permitted to withdraw interest from the Trust Account to pay its tax obligations, including federal income taxes and state franchise taxes. The balance of this withdrawal is included in restricted cash in the amount of $2,048 on the accompanying balance sheet, representing the amounts available exclusively for payment of current tax liabilities.